Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Schedule of Trading Assets and Liabilities
Trading assets	284,058	300,597	279,553	302,626
Trading liabilities	115,782	114,500	127,760	120,452
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	160,166	154,676	145,035	155,058
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	68,829	87,340	66,904	89,077
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	42,014	44,505	52,548	40,313
Trading liabilities	48,543	48,804	60,121	46,315
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	13,049	14,076	15,066	18,178
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	67,239	65,696	67,639	74,137